SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
Use of estimates in the preparation of financial statements
a.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to the completion rate of the progress of CRO.

Functional and presentation currency
b.	Functional and presentation currency

The U.S. dollar (“dollar”) is the currency of the primary economic environment in which the operations of the Company and its subsidiary are conducted. The Company’s financing has been provided in dollars, revenues are primarily in dollars and a significant part of expenses are incurred in dollars. The financial statements are presented in dollars, which is the Company’s functional and presentation currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (1) for transactions — exchange rates at transaction dates or average rates; and (2) for other items (derived from non-monetary balance sheet items such as depreciation) — historical exchange rates. Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

Cash and cash equivalents
c.	Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Bank deposits
d.
Bank deposits

Bank deposits with original maturity dates of more than three months but less than one year are included in short-term deposits. Such short-term deposits bear interest at an average annual rate of approximately 1.6%-3.5% in 2025. Interest accrued on bank deposits was recorded as interest receivable as part of "Prepaid expenses and other current assets" in the company’s balance sheet.

Bank deposits with maturity of more than one year are considered long-term.

As of December 31, 2025, the Company has a restricted deposit in the amount of $1,192 in order to secure certain transactions with its banks. This amount is presented under restricted long-term deposits and restricted cash equivalents.

Marketable securities
e.	Marketable securities

Marketable securities consist of debt securities. The Company elected the fair value option to measure and recognize its investments in debt securities in accordance with ASC 825, Financial Instruments as the Company manages its portfolio and evaluates the performance on a fair value basis. Changes in fair value, realized gains and losses on sales of marketable securities, are reflected in the statements of operation as finance expense (income), net. Marketable securities are classified under current assets in the consolidated balance sheet as they represent the investment of funds available for the Company’s current operations.

Derivatives and hedging
f.
Derivatives and hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The derivatives do not qualify for hedge accounting, therefore the changes in the fair value are included in financial expense (income), net.

The currency hedged items are denominated in New Israeli Shekel (NIS).  The counterparties to the derivatives are major banks in Israel.

Accounts receivables
g.	Accounts receivables
Accounts receivables are initially recognized at the transaction price and subsequently measured at amortized cost less any allowance for expected credit losses.
Property and equipment
h.	Property and equipment

1)	Property and equipment are stated at cost, net of accumulated depreciation and amortization.

2)	The Company’s property and equipment are depreciated utilizing the straight-line method based on their estimated useful life.

Annual rates of depreciation are as follows:

%
Laboratory equipment	10 – 33 (mainly 15 – 25)
Office equipment and furniture	7 – 15
Computers and related equipment	33

Leasehold improvements are amortized utilizing the straight-line method over the shorter of the expected lease term or the estimated useful life of the improvements.

Impairment of long-lived assets
i.	Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or circumstances present an indication of impairment. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than these assets' carrying amount, an impairment loss would be recognized. The assets would then be written down to their estimated fair values.

During the three years ended December 31, 2025, the Company did not recognize an impairment loss on its long-lived assets.

Share-based compensation
j.	Share-based compensation

The Company accounts for employees’ and non-employees' share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment compensation is recognized as an expense over the requisite service period.

The Company elected to recognize compensation costs for awards to employee conditioned only on continued service that have a graded vesting schedule using the accelerated method based on the multiple-option award approach.

The Company has elected to recognize forfeitures as they occur.

Research and development expenses
k.	Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, lab expenses, consumable equipment and consulting fees. All costs associated with research and developments are expensed as incurred.

Acquisitions of in-process research and development product candidates, which are not part of a business combination and that have no alternative use, are recognized as an expense as research and development expenses as incurred.

Grants received from Israel Innovation Authority (the “IIA”), are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance the grant will be received. The grant is deducted from the research and development expenses as the applicable costs are incurred. See Note 7a(1).

Clinical trial costs are a significant component of research and development expenses and include costs associated with third-party contractors. The Company outsources its clinical trial activities utilizing external entities such as clinical research organizations, independent clinical investigators, and other third-party service providers to assist the Company with the execution of its clinical trials. Clinical trial costs are expensed as incurred.

Revenue recognition
l.	Revenue recognition

The Company applies ASC 606, Revenue from Contracts with Customers. According to the standard, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the performance obligation is satisfied.

An entity only applies the five -step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer, after considering any price concession expected to be provided to the customer, as applicable. At contract inception, the entity assesses the goods or services promised within each contract, determines whether they are performance obligations and assesses whether each promised good or service is distinct. A good or service promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The entity then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Collaborative Arrangements

The Company entered into collaborative arrangements with partners that fall under the scope of Topic 808, Collaborative Arrangements (“ASC 808”). While these arrangements are in the scope of ASC 808, the Company may analogize to ASC 606 for some aspects of the arrangements. The Company analogizes to ASC 606 for certain activities within the collaborative arrangement for the delivery of a good or service (i.e., a unit of account) that is part of its ongoing major or central operations.

The terms of the Company’s collaborative arrangements typically include one or more of the following: (i) royalties on net sales of licensed products; (ii) reimbursements or cost-sharing of R&D expenses. Each of these payments results in collaboration revenues or an offset against R&D expense.

Under certain collaborative arrangements, the Company has been reimbursed for a portion of its R&D expenses or participates in the cost-sharing of such R&D expenses. Such reimbursements and cost-sharing arrangements have been reflected as a reduction of R&D expense in the Company’s consolidated statements of operations, as the Company does not consider performing research and development services for reimbursement to be a part of its ongoing major or central operations.

Royalties: For arrangements that include sales-based royalties and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes collaboration revenues at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

For arrangements that include a significant financing component, the Company separates the significant financing component from the revenue and interest income is recorded, See Note 8.

Licensing agreements

The Company has a license agreement with Searchlight, and had a license agreement with Galderma, which was terminated during 2025.

In its license agreement with Galderma, the Company has identified one performance obligation (see Note 9a): grant of the license and use of its IP. The grant of the license and use of its IP performance obligation is considered to be a right to use IP in accordance with ASC 606. Therefore, revenue is recognized at a point in time, upon transfer of control over the license to the licensee.

In its license agreements with Searchlight (see Note 9b), the Company has identified two performance obligations: grant of the license and use of its IP, as well as continuing support during the regulatory approval process. The grant of the license is recognized at a point in time, upon transfer of control over the license to the licensee, while the services are recognized over time as the services are performed.

ASC 606 defines the ‘Transaction Price’ as the amount of consideration to which the entity expects to be entitled in exchange for transferring the promised goods or services to a customer. License agreements may contain variable consideration contingent upon the licensee achieving certain milestones, as well as sales-based royalties, in accordance with the relevant agreement. Variable payments, contingent on achieving additional milestones, are included in the transaction price based on most likely amount method. Amounts included in the transaction price are recognized only when it is probable that a significant reversal of cumulative revenues will not occur, usually upon achievement of the specific milestone, in accordance with the relevant agreement. Sales-based royalties are not included in the transaction price. Rather, they are recognized as the related sale occurs, due to the specific exception of ASC 606 for sales-based royalties in licensing of intellectual properties.

Sale of IP agreements

The Company has sale and license agreements for IP, including Beimei and Mayne (see Note 9d and Note 9e).

According to ASC 606 an entity's promise to provide a customer with the right to use its intellectual property is satisfied at a point in time. The entity should determine the point in time at which the license transfers to the customer.

The Company provides Beimei and Mayne (“the entities”) a right to use the Company's intellectual property as it exists at the point in time at which the license is granted and therefore should recognized revenue at a point of time upon transfer of control over the license and the IP to the entities. The transfer of control over the license and IP occurred shortly after the signing of the agreement.

The Company is not expected to have ongoing involvement after the transfer of the license to the entities that is expected to affect the entities ability to use the license and IP.

The Company provides further support services to Beimei based on agreed upon rates. The Company recognized revenue regarding the support services performance obligation over time, according to ASC 606, since the entities simultaneously receives and consumes the benefits provided by the Company's performance as the entity performs.

Variable consideration (such as payments contingent on achieving additional milestones and sales-based royalties which the sale of the IP is deemed to be the predominant item), are included in the transaction price based on most likely amount method or expected value method, as appropriate, but included in the transaction price when it is probable that a significant reversal of cumulative revenues will not occur. In addition, the Company applied the practical expedient in ASC 606-10-32-18, which permits an entity not to adjust the promised consideration for the effects of a significant financing component when the period between transfer of control of the goods or services and payment is one year or less.

Income taxes
m.	Income taxes

1)	Deferred taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. Deferred tax liabilities and assets are classified as non-current.

2)	Uncertainty in income taxes

The Company follows a two -step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If this threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

Leases
n.	Leases

Right of use ("ROU") assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company’s lease terms may include periods covered by options to extend or terminate the lease when it is reasonably certain that the Company will exercise the option to extend the lease or not exercise the option to terminate the lease.

The Company uses the implicit rate when readily determinable. As the Company’s leases do not provide an implicit rate, the Company uses its estimated incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Lease expense for operating lease is recognized on a straight-line basis over the lease term. The Company elected to not separate lease and non-lease components for the leases. The Company elected the practical expedient of the short-term lease recognition exemption for all leases with a term shorter than 12 months.

Additionally, the Company applies the portfolio approach to account for operating lease ROU asset and liabilities for certain car leases and incremental borrowing rates.

Concentration of credit risks
o.	Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities and certain receivables. The Company deposits cash and cash equivalents with highly rated financial institutions. In addition, all marketable securities either carry a high rating or are government insured. The Company has not experienced any material credit losses in these accounts and does not believe it is exposed to significant credit risk on these instruments.

Loss per share
p.	Loss per share

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is based upon the weighted average number of ordinary shares and of potential ordinary shares outstanding when dilutive. Potential ordinary shares include outstanding stock options and warrants, which are included under the treasury stock method when dilutive.

The calculation of diluted loss per share does not include 707,068, 626,510 and 654,530 options and warrants for the years ended December 31, 2023, 2024 and 2025, respectively, because their effect would be anti-dilutive.

Fair value measurement
q.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The fair value of bank deposits approximates their carrying value, since they bear interest at rates close to the prevailing market rates. In addition, due to the short-term nature and/or low-risk nature of the Company's cash and cash equivalents,, accounts receivable, accounts payable and other payables, their carrying amounts approximate their fair value.

Segments
r.	Segments

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting”. Accordingly, the Company has determined that it has one operating and reportable segment – see also Note 14.

Recently issued accounting pronouncement
s.	Recently adopted accounting pronouncement

1)
In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This guidance is intended to enhance the transparency and decision-usefulness of income tax disclosures. The amendments in ASU 2023-09 address investor requests for enhanced income tax information primarily though changes to disclosure regarding rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 on a prospective basis, with the option to apply the standard retrospectively. The Company has adopted this update on a retrospective basis. The adoption of this guidance resulted in expanded disclosures in its consolidated financial statements.

Newly issued accounting pronouncements, not yet adopted
2)	Newly issued accounting pronouncements, not yet adopted:

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”, which requires disclosure about the types of costs and expenses included in certain expense captions presented on the income statement as well as disclosures about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted, and may be applied either prospectively or retrospectively. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.